COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Commitments
The land and certain of the Company's facilities and vehicles are leased under operating lease agreements. Future minimum lease commitments under non-cancellable operating leases for the specified periods ending after December 31, 2014 are as follows:

2015	$11,487
2016	9,829
2017	8,534
2018	7,225
2019	6,465
2020 and thereafter	50,685

Total	$94,225

Schedule of Significant Contractual Obligations and Commitments
The Company's significant contractual obligations and commitments as of December 31, 2014 are summarized in the following table:

2015 (1)	$27,062
2016 and thereafter	-

$27,062

(1)	Consists of purchase obligations to certain suppliers.